Accounts Receivable, Net - Schedule of movement in the allowance for credit losses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Allowance for Credit Loss [Abstract]
Beginning balance	¥ 132,881	$ 18,205	¥ 102,161
Addition	8,915	1,221	29,401
Foreign Exchange effect	1,038	142	1,319
Ending balance	¥ 142,834	$ 19,568	¥ 132,881